[redacted]

07051143

For Internal Use Only SEC File No. 91-	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/20xx Burden per response: 2.00

91-1563

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SECURITIES AND EXCHANGE COMMISSION
APR 2007
DIVISION OF MARKET REGULATION

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end management investment company.
3. Class of New Derivative Securities Product:
   Index Fund Shares listed under Amex Rules 1000A *et seq.*
4. Name of Underlying Instrument:

Fund	**Underlying Index**
Claymore/Zacks Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Claymore/Zacks Growth & Income Index ETF	Zacks Growth & Income Index
Claymore/Great Companies Large-Cap Growth Index ETF	Great Companies, Great Investments Large-Cap Growth Index
Claymore/BIR Leaders Small-Cap Core ETF	BIR Leaders Small-Cap Core Index
Claymore/BIR Leaders Mid-Cap Value ETF	BIR Leaders Mid-Cap Value Index
Claymore/BIR Leaders 50 ETF	BIR Leaders 50 Index
Claymore/Ocean Tomo Growth Index ETF	Ocean Tomo 300TM Patent Growth Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Broad-Based.
6. Ticker Symbol(s) of New Derivative Product:

Claymore/Zacks Mid-Cap Core ETF	CZA
Claymore/Zacks Growth & Income Index ETF	CZG
Claymore/Great Companies Large-Cap Growth Index ETF	XGC
Claymore/BIR Leaders Small-Cap Core ETF	BES
Claymore/BIR Leaders Mid-Cap Value ETF	BMV
Claymore/BIR Leaders 50 ETF	BST
Claymore/Ocean Tomo Growth Index ETF	OTR

PROCESSED
APR 2 3 2007
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   The component securities trade either on the NYSE, AMEX, or NASDAQ
8. Settlement Methodology of New Derivative Securities Product:
   Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.
9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	Dennis J. Meekins
Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	April 10, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 1 1 2007

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

SECURITIES AND EXCHANGE COMMISSION

APR 1 1 2007

April 10, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

Claymore/Zacks Mid-Cap Core ETF	CZA
Claymore/Zacks Growth & Income Index ETF	CZG
Claymore/Great Companies Large-Cap Growth Index ETF	XGC
Claymore/BIR Leaders Small-Cap Core ETF	BES
Claymore/BIR Leaders Mid-Cap Value ETF	BMV
Claymore/BIR Leaders 50 ETF	BST
Claymore/Ocean Tomo Growth Index ETF	OTR

All listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 1 1 2007

END